CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 15:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Group applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately and can be described as follows:

Commencing 2012, in accordance with the Company's organizational changes instituted at the beginning of 2012, the Company's business is managed and reported as three separate reportable segments, comprised of the Company's newly named Commercial, Defense and Services divisions. Segment information for 2011 and 2010, was restated to conform to the new reporting segments:

•
Commercial Division provides VSAT networks, satellite communication products and associated professional services to service providers and operators worldwide, including consumer Ka-band initiatives worldwide.

•
Defense Division provides satellite communication products and solutions to defense and homeland security organizations worldwide and also includes Wavestream, which provides its products mainly to defense and homeland security organizations.

•
Service division, which includes Spacenet, provides managed network services for business, government and residential customers in North America, as well as service businesses in Peru and Colombia, which offer rural telephony and Internet access solutions.

a.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements.

2.	Financial data relating to reportable operating segments:

	Year ended December 31, 2012
	Commercial	Defense	Services	Total

Revenues	158,882	55,371	134,110	348,363
Cost of Revenues	97,310	40,998	97,055	235,363

Gross profit	61,572	14,373	37,055	113,000

R&D expenses:
Expenses incurred	19,561	12,735	-	32,296
Less - grants	2,261	794	-	3,055

	17,300	11,941	-	29,241

Selling and marketing	24,184	9,128	9,319	42,631
General and administrative	11,221	4,940	17,914	34,075
Impairment of goodwill and intangible assets and restructuring costs	219	31,975	-	32,194

Operating income (loss)	8,648	(43,611)	9,822	(25,141)
Financial expenses, net				(2,642)
Other income				2,729
Loss before taxes				(25,054)
Tax benefit				(1,862)
Net loss				(23,192)

Depreciation and amortization expenses	4,960	9,723	7,899	22,582

	Year ended December 31, 2011
	Commercial	Defense	Services	Total

Revenues	117,185	79,252	142,764	339,201
Cost of Revenues	61,363	51,401	104,810	217,574

Gross profit	55,822	27,851	37,954	121,627

R&D expenses:
Expenses incurred	19,210	15,866	-	35,076
Less - grants	2,775	600	-	3,375

	16,435	15,266	-	31,701

Selling and marketing	22,262	10,973	13,288	46,523
General and administrative	11,666	6,348	17,991	36,005
Costs related to acquisition transactions	39	-	217	256
Impairment of goodwill and intangible assets and restructuring costs	78	18,166	1,234	19,478

Operating income (loss)	5,342	(22,902)	5,224	(12,336)
Financial expenses, net				(1,931)
Other income				8,074
Loss before taxes				(6,193)
Tax benefit				(343)
Net loss				(5,850)

Depreciation and amortization expenses	4,755	10,115	9,251	24,121

	Year ended December 31, 2010
	Commercial	Defense	Services	Total

Revenues	100,932	19,499	112,554	232,985
Cost of Revenues	47,543	11,214	94,374	153,131

Gross profit	53,389	8,285	18,180	79,854

R&D expenses:
Expenses incurred	17,981	4,213	-	22,194
Less - grants	2,816	433	-	3,249

	15,165	3,780	-	18,945

Selling and marketing	19,554	2,695	11,147	33,396
General and administrative	10,074	3,089	16,681	29,844
Costs related to acquisition transactions	-	3,842	-	3,842

Operating income (loss)	8,596	(5,121)	(9,648)	(6,173)
Financial expenses, net				(557)
Other income				37,360
Loss before taxes				30,630
Taxes on income				11
Net loss				30,619

Depreciation and amortization expenses	5,406	1,950	7,438	14,794

b.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2012	2011	2010

North America	$115,884	$156,326	$83,314
South America and Central America	115,190	100,457	84,388
Asia and Asia Pacific	84,482	51,554	36,350
Europe	23,906	21,126	12,693
Africa	8,901	9,738	16,240

	$348,363	$339,201	$232,985

c.	Net revenues from two major customers located in Australia and in Latin America accounted for 14% and 10% of total consolidated revenues for the year ended December 31, 2012, respectively.

During 2011 and 2010, the Group did not have any single customer or country generating revenues exceeding 10% of the Group's total revenues.

d.	The Group's long-lived assets are located as follows:

	December 31,
	2012	2011

Israel	$71,283	$73,760
Latin America	4,174	4,867
United States	9,693	12,490
Europe	9,059	9,197
Other	518	612

	$94,727	$100,926